As filed with the Securities and Exchange Commission on May 3, 2006

1933 Act File No. 333-131389
1940 Act File No. 811-4015

U.S. SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 1	[X]

EATON VANCE MUTUAL FUNDS TRUST
(Exact name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, MA 02109
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant's Telephone Number)

ALAN R. DYNNER
The Eaton Vance Building, 255 State Street, Boston, MA 02109
(Name and Address of Agent for Service)

Pursuant to Rule 485 under the Securities Act of 1933, it is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

Title of Securities Being Registered: Shares of Beneficial Interest

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

EATON VANCE MUTUAL FUNDS TRUST CROSS-REFERENCE SHEET For Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2

Items Required by Form N-14

Part A. Prospectus/Information Statement* Part B. Statement of Additional Information* Part C. Other Information

Signature Pages Exhibits

*Previously filed in Registrant's Registration Statement on Form N-14, file Nos. 333-131389 and 811-4015, on January 31, 2006 (Accession Number 0000940394-06-000151), and subsequently filed in definitive form pursuant to Rule 497 on March 29, 2006 (Accession No. 0000940394-06-000321), and each incorporated herein by reference.

The sole purpose of this filing is to include in the Registration Statement the Definitive Agreement and Plan of Reorganization (Exhibit 4) and the Opinion and Consent of Counsel on Tax Matters (Exhibit 12) for the reorganization of Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 and Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2, each a series of the Registrant.

PART C OTHER INFORMATION

Item 15.	Indemnification

No change from the information set forth in Item 25 of Form N-1A filed as Post-Effective
Amendment No. 116 to the Registration Statement under the Securities Act of 1933 (File No. 02-90946)
and Amendment No. 119 to the Registration Statement under the Investment Company Act of 1940 (File
No. 811-4015) (Accession No. 0000940394-06-000428) filed with the Commission on April 27, 2006
(the “Registrant’s N-1A”), which information is incorporated herewith by reference.

Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering insured by reason of negligent errors and omissions committed in their capacities as such.

Item 16.	Exhibits

(1)(a)	Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust dated
August 17, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 23 to Registrant’s
N-1A filed July 14, 1995 and incorporated herein by reference.

(b)	Amendment dated July 10, 1995 to the Declaration of Trust filed as Exhibit (1)(b) to Post-
Effective Amendment No. 23 to Registrant’s N-1A filed July 14, 1995 and incorporated herein by reference.

(c)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(c) to Post-
Effective Amendment No. 38 to Registrant’s N-1A filed October 30, 1997 and incorporated herein by reference.

(d)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value as amended effective November 15, 2004 filed as Exhibit (a)(4) to Post-
Effective Amendment No. 98 to Registrant’s N-1A filed December 6, 2004 and incorporated herein by reference.

(e)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value as amended effective March 1, 2005 filed as Exhibit (a)(5) to Post-
Effective Amendment No. 103 to Registrant’s N-1A filed March 1, 2005 and incorporated herein by reference.

(f)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value as amended effective June 13, 2005 filed as Exhibit (a)(6) to Post-
Effective Amendment No. 108 to Registrant’s N-1A filed August 17, 2005 and incorporated herein by reference.

(g)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value as amended effective August 8, 2005 filed as Exhibit (a)(7) to Post-
Effective Amendment No. 108 to Registrant’s N-1A filed August 17, 2005 and incorporated herein by reference.

	(h)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value as amended effective March 1, 2006 filed as Exhibit (a)(8) to Post-
Effective Amendment No. 112 to Registrant’s N-1A filed on February 28, 2006 and incorporated herein by reference.

	(i)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value as amended effective March 27, 2006 filed as Exhibit (a)(9) to Post-
Effective Amendment No. 115 to Registrant’s N-1A filed April 13, 2006 and incorporated herein by reference.

	(j)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest,
without Par Value as amended effective May 1, 2006 filed as Exhibit (a)(10) to Post-
Effective Amendment No. 116 to Registrant’s N-1A filed April 27, 2006 and incorporated herein by reference.

(2)	(a)	By-Laws as amended November 3, 1986 filed as Exhibit (2)(a) to Post-Effective Amendment
No. 23 to Registrant’s N-1A filed July 14, 1995 and incorporated herein by reference.

	(b)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 23 to Registrant’s N-1A filed July 14,
1995 and incorporated herein by reference.

	(c)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated June 18, 2002 filed as
Exhibit (b)(3) to Post-Effective Amendment No. 87 to Registrant’s N-1A filed September 13,
2002 and incorporated herein by reference.

	(d)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated February 7, 2005 filed as
Exhibit (b)(4) to Post-Effective Amendment No. 103 to Registrant’s N-1A filed March 1,
2005 and incorporated herein by reference.

(3)		Not applicable.

(4)		Agreement and Plan of Reorganization by and between Eaton Vance Mutual Funds Trust, on behalf of its series Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 and Eaton Vance
Tax-Managed Small-Cap Growth Fund 1.2 filed herewith.

(5)		Not applicable.

(6)	(a)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax Free
Reserves dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective Amendment No. 25 to Registrant’s N-1A filed August 17, 1995 and incorporated herein by reference.

	(b)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Emerging Growth Fund dated September 16, 1997 filed as Exhibit (5)(c) to Post-
Effective Amendment No. 37 to Registrant’s N-1A filed October 17, 1997 and incorporated herein by reference.

	(c)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Municipal
Bond Fund dated October 17, 1997 filed as Exhibit (5)(d) to Post-Effective Amendment No.
37 to Registrant’s N-1A filed October 17, 1997 and incorporated herein by reference.

(d)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
International Growth Fund dated June 18, 2001 filed as Exhibit (d)(6) to Post-Effective
Amendment No. 76 to Registrant’s N-1A filed June 21, 2001 and incorporated herein by reference.

(e)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Equity
Research Fund dated August 13, 2001 filed as Exhibit (d)(7) to Post-Effective Amendment
No. 78 to Registrant’s N-1A filed August 17, 2001 and incorporated herein by reference.

(f)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Equity Asset Allocation Fund dated December 10, 2001 filed as Exhibit (d)(6) to
Post-Effective Amendment No. 80 to Registrant’s N-1A filed December 14, 2001 and incorporated herein by reference.

(g)(1)	Investment Advisory and Administrative Agreement with Eaton Vance Management for
Eaton Vance Low Duration Fund dated June 18, 2002 filed as Exhibit (d)(7) to Post-Effective
Amendment No. 83 to Registrant’s N-1A filed June 26, 2002 and incorporated herein by reference.

(2)	Fee Waiver Agreement between Eaton Vance Mutual Funds Trust on behalf of Eaton Vance
Low Duration Fund and Eaton Vance Management filed as Exhibit (d)(7)(b) to Post-Effective
Amendment No. 95 to Registrant’s N-1A filed April 28, 2004 and incorporated herein by reference.

(3)	Amendment to Fee Waiver Agreement on behalf of Eaton Vance Low Duration Fund dated
June 14, 2004 filed as Exhibit (7)(c) to Post-Effective Amendment No. 103 to Registrant’s N-
1A filed March 1, 2005 and incorporated herein by reference.

(h)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Dividend Income Fund dated February 10, 2003 filed as Exhibit (d)(8) to Post-
Effective Amendment No. 85 to Registrant’s N-1A filed February 26, 2003 and incorporated herein by reference.

(i)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Emerging Markets Fund dated August 11, 2003 filed as Exhibit (d)(9) to Post-
Effective Amendment No. 91 to Registrant’s N-1A filed August 11, 2003 and incorporated herein by reference.

(j)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Diversified
Income Fund dated November 15, 2004 filed as Exhibit (d)(10) to Post-Effective Amendment
No. 98 to Registrant’s N-1A filed December 6, 2004 and incorporated herein by reference.

(k)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Dividend
Income Fund dated August 8, 2005 filed as Exhibit (d)(11) to Post-Effective Amendment No.
108 to Registrant’s N-1A filed August 17, 2005 and incorporated herein by reference.

(l)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Structured
Emerging Markets Fund dated March 27, 2006 filed as Exhibit (d)(12) to Post-Effective
Amendment No. 115 to Registrant’s N-1A filed April 13, 2006 and incorporated herein by reference.

(7)	(a)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance
Cash Management Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit (6)(a)(4) to Post-Effective Amendment No. 34 to Registrant’s N-1A filed
April 21, 1997 and incorporated herein by reference.

	(b)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance
Money Market Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as
Exhibit (6)(a)(6) to Post-Effective Amendment No. 34 to Registrant’s N-1A filed April 21,
1997 and incorporated herein by reference.

	(c)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance
Tax Free Reserves, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as
Exhibit (6)(a)(7) to Post-Effective Amendment No. 34 to Registrant’s N-1A filed April 21,
1997 and incorporated herein by reference.

	(d)(1)	Amended and Restated Distribution Agreement between Eaton Vance Mutual Funds Trust and Eaton Vance Distributors, Inc. effective as of June 16, 2003 with attached Schedule A filed as Exhibit (e)(4) to Post-Effective Amendment No. 89 to Registrant’s N-1A filed July 9,
2003 and incorporated herein by reference.

	(2)	Amended Schedule A effective March 27, 2006 to the Amended and Restated Distribution
Agreement filed as Exhibit (e)(4)(b) to Post-Effective Amendment No. 115 to Registrant’s N-
1A filed April 13, 2006 and incorporated herein by reference.

	(e)	Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers
filed as Exhibit (6)(b) to Post-Effective Amendment No. 61 filed December 28, 1995 to the
Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and
incorporated herein by reference.

(8)		The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent
Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671
(November 1, 1994).

(9)	(a)	Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as
Exhibit (8) to Post-Effective Amendment No. 23 to Registrant’s N-1A filed July 14, 1995 and incorporated herein by reference.

	(b)	Amendment to Custodian Agreement with Investors Bank & Trust Company dated October
23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 27 to Registrant’s N-1A
filed February 27, 1996 and incorporated herein by reference.

	(c)	Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated
December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance
Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050)
filed January 25, 1999 and incorporated herein by reference.

(d)	Extension Agreement dated August 31, 2005 to Master Custodian Agreement with Investors
Bank & Trust Company filed as Exhibit (j)(2) to the Eaton Vance Tax-Managed Global Buy-
Write Opportunities Fund N-2 Pre-Effective Amendment No. 2 (File Nos. 333-123961, 811-
21745) filed September 26, 2005 (Accession No. 0000950135-05-005528) and incorporated herein by reference.

(e)	Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-
05808, Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(f)	Custodian Agreement with State Street Bank and Trust Company dated as of February 9,
2004 filed as Exhibit (g)(6) of Post-Effective Amendment No. 59 to the Registration
Statement of Eaton Vance Series Trust II (File Nos. 02-42722 and 811-02258) filed January
27, 2004 (Accession No. 0000940394-04-000079) and incorporated herein by reference.

(10)(a)(1)	Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-1 under the
Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post-
Effective Amendment No. 25 to Registrant’s N-1A filed August 17, 1995 and incorporated herein by reference.

(2)	Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton
Vance Money Market Fund adopted June 24, 1996 filed as Exhibit (15)(h)(1) to Post-
Effective Amendment No. 34 to Registrant’s N-1A filed April 21, 1997 and incorporated herein by reference.

(b)(1)	Eaton Vance Mutual Funds Trust Class A Service Plan adopted June 23, 1997 filed as Exhibit
(15)(i) to Post-Effective Amendment No. 38 to Registrant’s N-1A filed October 30, 1997 and incorporated herein by reference.

(2)	Schedule A effective March 27, 2006 to Class A Service Plan filed as Exhibit (m)(2)(b) to
Post-Effective Amendment No. 115 to Registrant’s N-1A filed April 13, 2006 and incorporated herein by reference.

(c)(1)	Eaton Vance Mutual Funds Trust Class B Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(j) to Post-Effective Amendment No. 38 to Registrant’s N-1A filed October 30,
1997 and incorporated herein by reference.

(2)	Schedule A to Class B Distribution Plan filed as Exhibit (m)(3)(b) to Post-Effective
Amendment No. 108 to Registrant’s N-1A filed August 17, 2005 and incorporated herein by reference.

(d)(1)	Eaton Vance Mutual Funds Trust Class C Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(k) to Post-Effective Amendment No. 38 to Registrant’s N-1A filed October 30,
1997 and incorporated herein by reference.

(2)	Schedule A effective March 27, 2006 to Class C Distribution Plan filed as Exhibit (m)(4)(b)
to Post-Effective Amendment No. 115 to Registrant’s N-1A filed April 13, 2006 and incorporated herein by reference.

(e)	Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance Low Duration
Fund adopted June 18, 2002 filed as Exhibit (m)(5)(a) to Post-Effective Amendment No. 83
to Registrant’s N-1A filed June 26, 2002 and incorporated herein by reference.

(f)	Eaton Vance Mutual Funds Trust Class D Distribution Plan adopted December 11, 2000 with attached Schedules (A and A-1) as Exhibit (6)(a) to Post-Effective Amendment No. 71 to
Registrant’s N-1A filed January 12, 2001 and incorporated herein by reference.

(g)(1)	Eaton Vance Mutual Funds Trust Class R Distribution Plan adopted June 16, 2003 with attached Schedule A filed as Exhibit (m)(7) to Post-Effective Amendment No. 89 to
Registrant’s N-1A filed July 9, 2003 and incorporated herein by reference.

(2)	Schedule A to Class R Distribution Plan filed as Exhibit (m)(7)(b) to Post-Effective
Amendment No. 112 to Registrant’s N-1A filed February 28, 2006 and incorporated herein by reference.

(11)	Opinion and Consent of Counsel as to legality of securities being issued filed as Exhibit (11)
to Registrant’s Registration Statement on Form N-14 (File Nos. 333-131389 and 811-4015)
(Accession No. 0000940394-06-000151) filed January 31, 2006 and incorporated herein by reference.

(12)	Tax Opinion of Kirkpatrick & Lockhart Nicholson Graham LLP filed herewith.

(13)(a)(1)	Amended Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated July 31, 1995 with attached schedules (including Amended Schedule A dated May 7, 1996) filed as Exhibit
(9)(a) to Post-Effective Amendment No. 24 to Registrant’s N-1A filed August 16, 1995 and incorporated herein by reference.

(2)	Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services
Agreement dated July 31, 1995 filed as Exhibit (9)(a)(1) to Post-Effective Amendment No.
38 to Registrant’s N-1A filed October 30, 1997 and incorporated herein by reference.

(3)	Schedule A-1 effective March 2, 1998 to the Amended Administrative Services Agreement
filed as Exhibit (h)(1)(c) to Post-Effective Amendment No. 98 to Registrant’s N-1A filed
December 6, 2004 and incorporated herein by reference.

(4)	Schedule A-2 effective June 22, 1998 to the Amended Administrative Services Agreement
filed as Exhibit (h)(1)(d) to Post-Effective Amendment No. 98 to Registrant’s N-1A filed
December 6, 2004 and incorporated herein by reference.

(5)	Schedule A-3 effective November 15, 2004 to the Amended Administrative Services
Agreement filed as Exhibit (h)(1)(e) to Post-Effective Amendment No. 98 to Registrant’s N-
1A filed December 6, 2004 and incorporated herein by reference.

(6)	Schedule A-4 effective February 13, 2006 to the Amended Administrative Services
Agreement filed as Exhibit (h)(1)(f) to Post-Effective Amendment No. 113 to Registrant’s N-
1A filed March 14, 2006 and incorporated herein by reference.

(b)(1)	Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated August 16, 1999 filed as Exhibit
(h)(2) to Post-Effective Amendment No. 54 to Registrant’s N-1A filed August 26, 1999 and incorporated herein by reference.

(2)	Schedule A to the Administrative Services Agreement filed as Exhibit (h)(2)(b) to Post-
Effective Amendment No. 115 to Registrant’s N-1A filed April 13, 2006 and incorporated herein by reference.

(c)	Transfer Agency Agreement dated as of August 1, 2005 filed as Exhibit (h)(3) to Post-
Effective Amendment No. 109 to Registrant’s N-1A filed August 25, 2005 and incorporated herein by reference.

(d)	Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC Inc. and
Eaton Vance Management filed as Exhibit (h)(4) to Post-Effective Amendment No. 109 to
Registrant’s N-1A filed August 25, 2005 and incorporated herein by reference.

(14)(a)	Consent of Deloitte & Touche LLP regarding financial statements of Registrant on behalf of
Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 filed as Exhibit (14)(a) to
Registrant’s Registration Statement on Form N-14 filed January 31, 2006 and incorporated herein by reference.

(b)	Consent of Deloitte & Touche LLP regarding financial statements of Registrant on behalf of
Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 filed as Exhibit (14)(b) to
Registrant’s Registration Statement on Form N-14 filed January 31, 2006 and incorporated herein by reference.

(15)	Not applicable.

(16)	Not applicable.

(17)	None.

Item 17.     Undertakings.

     (1)  The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2)  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on May 3, 2006.

EATON VANCE MUTUAL FUNDS TRUST

/s/ THOMAS E. FAUST JR.
Thomas E. Faust Jr., President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities on May 3, 2006:

Signatures	Title

/s/ Thomas E. Faust Jr.	President (Chief Executive Officer)
Thomas E. Faust Jr.

/s/ Barbara E. Campbell	Treasurer (and Principal Financial
Barbara E. Campbell	and Accounting Officer)

Benjamin C. Esty*	Trustee
Benjamin C. Esty

James B. Hawkes*	Trustee
James B. Hawkes

Samuel L. Hayes, III*	Trustee
Samuel L. Hayes, III

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Norton H. Reamer*	Trustee
Norton H. Reamer

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Alan R. Dynner
Alan R. Dynner (as Attorney-in-fact)

EXHIBIT INDEX

     The following exhibits are filed as a part of this Registration Statement:

Exhibit
Number	Description

(4)	Agreement and Plan of Reorganization by and between Eaton Vance
Tax-Managed Small-Cap Growth Fund 1.1 and Eaton Vance Tax-
Managed Small-Cap Growth Fund 1.2

(12)	Tax Opinion of Kirkpatrick & Lockhart Nicholson & Graham LLP